BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 71.3%
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.5%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		$1,024,036	(a)(b)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	1,018,759	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000		668,779	(a)(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		193,693	(b)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,103,554	(a)(b)

Total Diversified Telecommunication Services					4,008,821

Interactive Media & Services - 1.9%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000		1,689,952	(a)(b)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	1,000,000		920,890	(a)(b)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	555,000		334,576	(a)(b)

Total Interactive Media & Services					2,945,418

Media - 0.6%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		677,323	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		346,148	(b)

Total Media					1,023,471

Wireless Telecommunication Services - 1.2%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	2,000,000		1,862,610	(b)

TOTAL COMMUNICATION SERVICES					9,840,320

CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.9%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,500,000		1,413,244	(a)(b)

Hotels, Restaurants & Leisure - 3.2%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	605,000		465,577	(a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000		761,160	(a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000		505,664	(a)(b)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,450,000		1,379,378	(a)(b)
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	1,475,000		1,448,988	(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	645,000		589,699	(a)(b)

Total Hotels, Restaurants & Leisure					5,150,466

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.3%
KB Home, Senior Notes	4.000%	6/15/31	565,000	$471,785	(b)

Leisure Products - 0.4%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	730,000	592,220	(a)(b)

Specialty Retail - 2.0%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	370,000	362,045	(a)(b)
Gap Inc., Senior Notes	3.875%	10/1/31	1,395,000	1,040,771	(a)(b)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	690,000	610,572	(a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,169,266	(a)(b)

Total Specialty Retail				3,182,654

TOTAL CONSUMER DISCRETIONARY				10,810,369

CONSUMER STAPLES - 2.0%
Food Products - 0.9%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	630,000	534,504	(a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,115,000	946,847	(a)(b)

Total Food Products				1,481,351

Personal Products - 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	475,000	450,383	(a)(b)

Tobacco - 0.8%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,480,000	1,346,164	(a)(b)

TOTAL CONSUMER STAPLES				3,277,898

ENERGY - 15.5%
Oil, Gas & Consumable Fuels - 14.3%
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	1,398,053	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,204,593	(a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	1,710,000	1,549,687	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,439,927	(a)(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,315,000	2,242,101	(a)(b)
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	2,445,000	2,591,563	(b)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	445,000	426,395	(a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	2,500,000	2,303,800	(a)(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	3,730,000	$3,256,901	(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,173,352	(a)(b)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,375,000	1,459,260
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,740,220	(a)(b)

Total Oil, Gas & Consumable Fuels				22,785,852

Water Utilities - 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	2,000,000	2,002,400	(a)(b)

TOTAL ENERGY				24,788,252

FINANCIALS - 19.0%
Banks - 5.9%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	7,909,557	(b)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	700,000	538,125	(b)(d)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	910,906	(b)(e)

Total Banks				9,358,588

Capital Markets - 7.5%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	7,851,397	(b)
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,041,140	(b)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,111,551	(a)(b)

Total Capital Markets				12,004,088

Consumer Finance - 4.0%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	1,745,000	1,627,982	(b)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	1,920,000	1,759,142	(b)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	3,800,000	2,940,573	(a)(b)

Total Consumer Finance				6,327,697

Thrifts & Mortgage Finance - 1.6%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	3,000,000	2,642,689	(a)(b)

TOTAL FINANCIALS				30,333,062

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
ModivCare Escrow Issuer Inc., Senior Notes	5.000%	10/1/29	345,000	$299,457	(a)(b)
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	547,643	(a)(b)

TOTAL HEALTH CARE				847,100

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.7%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,190,000	1,190,925	(a)(b)

Airlines - 3.9%
Air Canada Pass-Through Trust	5.250%	4/1/29	169,931	163,152	(a)(b)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,000,000	1,957,865	(a)(b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,280,000	3,197,646	(a)(b)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	1,390,000	968,100	(a)(b)

Total Airlines				6,286,763

Building Products - 1.1%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	2,000,000	1,711,942	(a)(b)

Commercial Services & Supplies - 1.0%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	484,587	(a)(b)
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,165,381	(a)(b)

Total Commercial Services & Supplies				1,649,968

Construction & Engineering - 0.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	273,319	(a)(b)

Marine - 0.7%
Navios South American Logistics Inc./ Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	1,125,739	(a)(b)

Road & Rail - 0.4%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	590,000	578,016	(a)(b)

TOTAL INDUSTRIALS				12,816,672

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 3.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,150,180	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	388,400	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,313,385	(a)(b)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Communications Equipment - continued
Connect Finco SARL/Connect US
Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	$2,106,456	(a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,214,180	(a)(b)

Total Communications Equipment				6,172,601

Semiconductors & Semiconductor Equipment - 0.7%
Entegris Inc., Senior Notes	4.375%	4/15/28	750,000	679,500	(a)(b)
Entegris Inc., Senior Notes	3.625%	5/1/29	330,000	281,778	(a)(b)
Synaptics Inc., Senior Notes	4.000%	6/15/29	285,000	247,152	(a)(b)

Total Semiconductors & Semiconductor Equipment				1,208,430

Software - 0.9%
Elastic NV, Senior Notes	4.125%	7/15/29	335,000	287,128	(a)(b)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,191,766	(a)(b)

Total Software				1,478,894

TOTAL INFORMATION TECHNOLOGY				8,859,925

MATERIALS - 5.6%
Chemicals - 0.7%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	1,107,587	(a)(b)

Metals & Mining - 4.9%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	1,645,000	1,525,622	(a)(b)
Arconic Corp., Secured Notes	6.125%	2/15/28	555,000	533,962	(a)(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	2,834,386	(a)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	92,944	(a)(b)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	3,000,000	2,846,835	(a)(b)

Total Metals & Mining				7,833,749

TOTAL MATERIALS				8,941,336

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	755,387	(a)(b)

Real Estate Management & Development - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	575,000	447,735	(a)(b)

TOTAL REAL ESTATE				1,203,122

UTILITIES - 1.4%
Electric Utilities - 0.6%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,195,000	1,061,387	(a)(b)

Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000	605,397	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	3.300%	7/15/25	685,000		$654,080	(a)(b)

TOTAL UTILITIES					2,320,864

TOTAL CORPORATE BONDS & NOTES (Cost - $120,559,061)					114,038,920

SOVEREIGN BONDS - 69.7%
Brazil - 13.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	55,800,000	BRL	10,102,916
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000	BRL	11,954,696

Total Brazil					22,057,612

Colombia - 12.4%
Colombian TES, Bonds	7.000%	3/26/31	43,770,000,000	COP	6,968,759
Colombian TES, Bonds	7.250%	10/26/50	98,120,000,000	COP	12,848,482

Total Colombia					19,817,241

India - 10.7%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	17,045,965

Indonesia - 10.3%
Indonesia Treasury Bond	9.000%	3/15/29	79,300,000,000	IDR	5,953,372
Indonesia Treasury Bond	8.375%	3/15/34	69,800,000,000	IDR	5,204,966
Indonesia Treasury Bond	8.750%	2/15/44	69,200,000,000	IDR	5,303,518

Total Indonesia					16,461,856

Mexico - 12.5%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000	MXN	8,345,758
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000	MXN	7,158,080
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000	MXN	4,515,581

Total Mexico					20,019,419

South Africa - 10.0%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	349,800,000	ZAR	15,923,941

TOTAL SOVEREIGN BONDS (Cost - $129,921,350)					111,326,034

COLLATERALIZED MORTGAGE OBLIGATIONS (f) - 21.1%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.010%	2/15/50	38,871,898		1,264,829	(e)
BANK, 2017-BNK4 XA, IO	1.341%	5/15/50	3,871,318		168,206	(e)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%)	2.602%	9/17/50	913,039	EUR	893,076	(c)(e)
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	10.506%	8/26/30	1,940,121		1,979,808	(a)(e)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (f) - continued
Bellemeade RE Ltd., 2020-3A M1C (1 mo. USD LIBOR + 3.700%)	8.206%	10/25/30	1,089,105		$1,100,661	(a)(e)
Citigroup Commercial Mortgage Trust, 2014-GC23 D	4.481%	7/10/47	1,700,000		1,540,871	(a)(e)
Eagle RE Ltd., 2021-2 M1B (30 Day Average SOFR + 2.050%)	6.360%	4/25/34	2,500,000		2,477,905	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	6.306%	7/25/30	1,361,829		1,356,169	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 M3 (1 mo. USD LIBOR + 2.400%)	6.906%	2/25/47	1,936,944		1,947,988	(a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	6.956%	3/25/49	1,057,044		1,063,109	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.056%	7/25/30	1,200,000		1,232,760	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	8.606%	3/25/31	2,000,000		2,078,813	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	8.656%	8/25/31	3,000,000		3,065,003	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.606%	7/25/39	192,848		195,869	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	7.756%	1/25/40	1,025,000		989,318	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2022-R03 1M2 (30 Day Average SOFR + 3.500%)	7.810%	3/25/42	1,200,000		1,218,086	(a)(b)(e)
FREMF Mortgage Trust, 2019-K102 C	3.531%	12/25/51	2,580,000		2,282,566	(a)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%)	2.371%	3/22/43	7,400,000	EUR	4,433,896	(c)(e)
Oaktown RE VI Ltd., 2021-1A M1B (30 Day Average SOFR + 2.050%)	6.360%	10/25/33	700,000		694,094	(a)(e)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (f) - continued
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	2.870%	6/12/44	1,378,764	EUR	$1,375,509	(c)(e)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%)	2.115%	2/17/50	1,332,302	EUR	1,249,065	(c)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000		1,036,123	(a)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.393%	8/15/46	49,212,281		40,182	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $35,511,826)					33,683,906

MORTGAGE-BACKED SECURITIES - 2.0%
FHLMC - 2.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $3,170,494)	5.000%	9/1/52	3,183,853		3,198,953

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
DISH Network Corp., Senior Notes (Cost - $2,896,227)	3.375%	8/15/26	3,070,000		2,016,352	(b)

SENIOR LOANS - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.6%
First Brands Group LLC, 2022-Ii Incremental Term loan (3 mo. Term SOFR + 5.000%)	10.246%	3/30/27	1,000,000		965,000	(e)(g)(h)(i)

Internet & Direct Marketing Retail - 0.6%
Hayward Industries Inc., 2022 Incremental Term Loan (1 mo. Term SOFR + 3.250%)	7.811%	5/30/28	997,500		978,797	(e)(g)(h)(i)

TOTAL SENIOR LOANS (Cost - $1,893,317)					1,943,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $293,952,275)					266,207,962

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $613,717)	4.326%		613,717		613,717	(j)(k)

TOTAL INVESTMENTS - 167.0% (Cost - $294,565,992)					266,821,679
Mandatory Redeemable Preferred Stock, at Liquidation Value - (31.3)%					(50,000,000)
Other Liabilities in Excess of Other Assets - (35.7)%					(57,012,635)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$159,809,044

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $613,717 and the cost was $613,717 (Note 2).

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
COP	—	Colombian Peso
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	183	3/23	$20,606,409	$20,956,360	$349,951

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,260,000	USD	15,321,881	Barclays Bank PLC	2/3/23	$1,271,631
EUR	24,800,000	USD	26,830,036	Barclays Bank PLC	2/3/23	137,138
INR	1,390,000,000	USD	17,052,913	Barclays Bank PLC	2/3/23	(89,392)
USD	6,174,939	EUR	6,150,000	Barclays Bank PLC	2/3/23	(512,485)
USD	14,940,340	EUR	14,880,000	Barclays Bank PLC	2/3/23	(1,239,965)
USD	16,648,102	INR	1,390,000,000	Barclays Bank PLC	2/3/23	(315,419)
EUR	6,150,000	USD	6,683,820	JPMorgan Chase & Co.	2/3/23	3,604
USD	7,564,272	EUR	7,250,000	JPMorgan Chase & Co.	2/3/23	(319,277)
USD	10,770,188	EUR	9,910,000	JPMorgan Chase & Co.	2/3/23	(5,808)
USD	16,584,568	EUR	15,260,000	JPMorgan Chase & Co.	2/3/23	(8,943)
EUR	7,240,000	USD	7,529,108	UBS Securities LLC	2/3/23	343,568
PEN	23,630,000	USD	6,055,869	HSBC Securities Inc.	2/7/23	85,941
USD	5,891,490	PEN	23,630,000	HSBC Securities Inc.	2/7/23	(250,320)
USD	16,337,444	ZAR	280,000,000	Morgan Stanley & Co. Inc.	2/15/23	266,871
KRW	10,600,000,000	USD	8,152,905	Citibank N.A.	3/8/23	463,930
USD	8,364,239	KRW	10,600,000,000	Citibank N.A.	3/8/23	(252,596)
USD	16,057,341	IDR	243,630,000,000	JPMorgan Chase & Co.	4/18/23	(173,406)
USD	22,209,785	BRL	115,080,000	HSBC Securities Inc.	4/19/23	(140,345)
CAD	10,670,000	USD	7,925,072	Citibank N.A.	4/25/23	99,827
USD	7,999,376	CAD	10,670,000	Citibank N.A.	4/25/23	(25,523)
USD	7,771,707	COP	36,630,000,000	JPMorgan Chase & Co.	4/27/23	59,503
USD	12,459,119	COP	59,430,000,000	JPMorgan Chase & Co.	4/27/23	(53,474)
USD	17,347,396	MXN	332,900,000	Citibank N.A.	4/28/23	(51,971)
USD	17,175,433	INR	1,410,000,000	Barclays Bank PLC	5/4/23	80,278
EUR	7,980,000	USD	8,722,539	JPMorgan Chase & Co.	5/5/23	2,624
EUR	15,920,000	USD	17,401,356	JPMorgan Chase & Co.	5/5/23	5,235
USD	6,153,872	EUR	5,630,000	JPMorgan Chase & Co.	5/5/23	(1,851)
USD	26,316,181	EUR	24,070,000	JPMorgan Chase & Co.	5/5/23	(1,447)

Total						$(622,072)

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this table:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EUR	—	Euro
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar
ZAR	—	South African Rand

At January 31, 2023, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	$1,485,000	6/20/23	2.081%	1.000% quarterly	$(6,104)	$(7,524)	$1,420
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	1,625,000	6/20/25	6.368%	1.000% quarterly	(182,962)	(81,264)	(101,698)

Total	$3,110,000				$(189,066)	$(88,788)	$(100,278)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	11

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

13

Notes to Schedule of Investments (unaudited) (cont’d)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$114,038,920	—	$114,038,920
Sovereign Bonds	—	111,326,034	—	111,326,034
Collateralized Mortgage Obligations	—	33,683,906	—	33,683,906
Mortgage-Backed Securities	—	3,198,953	—	3,198,953
Convertible Bonds & Notes	—	2,016,352	—	2,016,352
Senior Loans	—	—	$1,943,797	1,943,797

Total Long-Term Investments	—	264,264,165	1,943,797	266,207,962

Short-Term Investments†	$613,717	—	—	613,717

Total Investments	$613,717	$264,264,165	$1,943,797	$266,821,679

Other Financial Instruments:
Futures Contracts††	$349,951	—	—	$349,951
Forward Foreign Currency Contracts††	—	$2,820,150	—	2,820,150

Total Other Financial Instruments	$349,951	$2,820,150	—	$3,170,101

Total	$963,668	$267,084,315	$1,943,797	$269,991,780

15

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,442,222	—	$3,442,222
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	189,066	—	189,066

Total	—	$3,631,288	—	$3,631,288

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2022	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer
Discretionary	—	$717	—	$50,480	$1,892,600

Total	—	$717	—	$50,480	$1,892,600

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2023	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2023[1]
Senior Loans:
Consumer
Discretionary	—	—	—	$1,943,797	$50,480

Total	—	—	—	$1,943,797	$50,480

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

16

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,472,789	$15,874,854	15,874,854	$22,733,926	22,733,926	—	$74,619	—	$613,717

17